Organization and Business - Schedule of Principal Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2024
Sky Kingwin Ltd [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	British Virgin Islands (“BVI”) Company
Ownership	100%
Principle activities	Holding company
Industry Insights Consulting Ltd [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	British Virgin Islands (“BVI”) Company
Ownership	KingWin BVI (100% Hold) and disposed on December 30, 2024
Principle activities	Holding company
STRATEGIC RESEARCH SOLUTIONS LIMITED [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	Hong Kong (“HK”) Limited Company
Ownership	Industry Insights Consulting Ltd (100% Hold) and disposed on December 30, 2024
Principle activities	Holding company
SKY KINGWIN (HK) LIMITED [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	Hong Kong (“HK”) Limited Company
Ownership	100%
Principle activities	Holding company
Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Jingzhi Information Consulting Co., Ltd. (formerly known as “Shenzhen Goldman Sachs Investment Management Co., Ltd.”) [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Holding company
Shenzhen Zhongshun Trend Information Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	Shenzhen Jingzhi Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024
Principle activities	Holding company
Shenzhen Zhongtou Business Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Zhongtou Industry Research Institute Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Zhongtou Industry Economic Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”) [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	KingWin HK (100% Hold) Incorporated on Aug 19, 2024
Guji Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (100% Hold) Acquired on Aug 29, 2024